CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	$ 79,173	493,256
Pledged bank deposits	553	3,443		19,852
Accounts receivable (includes accounts receivable of VIEs of RMB950 and RMB951(US$153) as of December 31, 2011 and 2012, respectively)	2,731	17,015		7,881
Short-term investment				10,000
Prepaid rent	27,507	171,370		152,629
Other prepaid expenses and current assets (includes other prepaid expenses and current assets of VIEs of RMB18,290 and RMB11,448(US$1,838) as of December 31, 2011 and 2012, respectively)	12,471	77,695		52,550
Hotel supplies (includes hotel supplies of VIEs of RMB4,062 and RMB3,656(US$587) as of December 31, 2011 and 2012, respectively)	9,083	56,591		47,371
Deferred tax assets	4,209	26,222		19,842
Total current assets	117,357	731,145		803,381
Property and equipment, net (includes property and equipment of VIEs of RMB114,088 and RMB170,459(US$27,361) as of December 31, 2011 and 2012, respectively)	316,329	1,970,763		1,701,431
Rental deposits (includes rental deposits of VIEs of RMB5,445 and RMB4,042(US$649) as of December 31, 2011 and 2012, respectively)	14,578	90,824		69,861
Land use right	3,760	23,426		24,044
Intangible assets, net	4,209	26,221		30,426
Goodwill	9,798	61,041		61,041
Prepaid rent	11,410	71,088		73,419
Other non-current assets				500
Deferred tax assets	10,034	62,513		46,096
Total assets	487,475	3,037,021		2,810,199
Current liabilities:
Short-term bank loans	20,869	130,015		334,686
Accounts payable (includes accounts payable of VIEs without recourse to 7 Days Group of RMB48,297 and RMB36,516 (US$5,861) as of December 31, 2011 and 2012, respectively)	48,192	300,240		249,592
Bills payable	1,842	11,475		16,009
Accrued expenses and other payables (includes accrued expenses and other payables of VIEs without recourse to 7 Days Group of RMB5,834 and RMB4,756 (US$763) as of December 31, 2011 and 2012, respectively)	82,150	511,800		418,308
Amount due to related parties	417	2,601		333
Income taxes payable	4,112	25,617		25,509
Total current liabilities	157,582	981,748		1,044,437
Long-term bank loans	19,483	121,381
Borrowings from related parties	121	752		1,388
Accrued lease payments (includes accrued lease payments of VIEs without recourse to 7 Days Group of nil and RMB329 (US$53) as of December 31, 2011 and 2012, respectively)	41,167	256,472		206,113
Unfavorable lease contract liability	1,145	7,136		7,812
Refundable deposits	2,384	14,850		15,823
Deferred revenue				770
Deferred tax liabilities	1,208	7,527		4,565
Deferred rebate income	919	5,727		6,663
Income taxes payable	532	3,317		6,644
Total liabilities	224,541	1,398,910		1,294,215
Equity:
Ordinary shares: Par value: US$0.125 Authorized shares: 225,000,000; Issued and outstanding shares: 149,931,935 and 146,950,151 as of December 31, 2011 and 2012 respectively	22,683	141,317		141,080
Treasury stock, at cost nil and 3,283,002 shares as of December 31, 2011 and 2012, respectively	(10,776)	(67,137)
Additional paid-in capital	264,824	1,649,880		1,623,275
Accumulated other comprehensive income (loss)	(116)	(721)		330
Accumulated deficit	(10,001)	(62,303)		(238,348)
Total equity attributable to 7 Days Group Holdings Limited	266,614	1,661,036		1,526,337
Noncontrolling interests	(3,680)	(22,925)		(10,353)
Total equity	262,934	1,638,111		1,515,984
Commitments and contingencies
Total liabilities and equity	$ 487,475	3,037,021		2,810,199